Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Entity Investment Company Type	N-1A
Document Creation Date	Aug. 25, 2026
Document Effective Date	Aug. 25, 2026
Document Period End Date	Dec. 31, 2025